Administrative expenses (Tables)	3 Months Ended
Mar. 31, 2025
Administrative expenses.
Schedule of administrative expenses

	Three months ended
	March 31,	March 31,
	2025	2024
	$'m	$'m

Staff costs(a)	43.1	36.7
Professional fees	11.3	12.6
Facilities, short-term rental and upkeep	8.3	8.4
Depreciation	2.7	2.8
Travel costs	2.6	2.9
Net loss/(gain) on disposal of property, plant and equipment and right-of-use assets	1.2	(0.4)
Business combination costs	0.9	0.2
Amortization	0.8	1.0
Operating taxes	0.1	0.5
Impairment of goodwill	—	87.9
Net (reversal of impairment)/impairment of withholding tax receivables(b)	(12.4)	8.2
Other	4.5	5.9
	63.1	166.7

(a)	Includes amounts related to key management personnel (excluding Non-Executive directors) and share-based payment expense. Costs for comparative period are re-presented on this basis.
(b)	Withholding tax receivables are assessed for recoverability based on a five year cash flow projection and an analysis of the utilization of withholding tax balances in settlement of future income tax liabilities.